Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other payables [Abstract]
Payroll and welfare payable	$ 2,853	$ 5,306
VAT, and other taxes payable	492	728
Payables for office supply and utilities	226	435
Payables for purchase of property and equipment	53	52
Professional service fees	963	2,930
Payables for share purchase consideration	10,000	10,000
Payables for Samsung arbitration compensation	3,749	3,749
Interest and penalty payable	1,137	6,386
Advance from customers	5,084	4,828
Payables to an export/import agent	924	7,750
Payable related to a lawsuit	2,108
Others	346	298
Accrued expenses and other payables	$ 27,935	$ 42,462